Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of Income tax

	Year ended December 31,
	2023	2022	2021
	$’m	$’m	$’m
Current tax:
Current tax for the year	31	32	17
Adjustments in respect of prior years	(28)	2	(3)
Total current tax	3	34	14
Deferred tax:
Deferred tax for the year	(27)	(14)	4
Adjustments in respect of prior years	3	(1)	4
Total deferred tax	(24)	(15)	8
Income tax (credit)/charge	(21)	19	22

Schedule of Reconciliation of income tax charge and the profit/(loss) before tax

	Year ended December 31,
	2023	2022	2021
	$’m	$’m	$’m
(Loss)/profit before tax	(71)	256	(188)
(Loss)/profit before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94%	(18)	64	(47)
Tax losses for which no deferred income tax asset was recognized	25	14	3
Remeasurement of deferred taxes	—	—	9
Adjustment in respect of prior years	(25)	1	1
Income subject to state and other local income taxes	6	8	9
Income taxed at rates other than standard tax rates	(13)	(59)	11
Non-deductible items	5	3	39
Other	(1)	(12)	(3)
Income tax (credit)/charge	(21)	19	22